Assumptions Used in Black-Scholes Option Pricing Model for Warrants (Detail)	12 Months Ended
Dec. 31, 2015
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.71%
Expected volatility of common stock	63.25%
Dividend yield	0.00%
Expected life of warrants	5 years